Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of cash flows - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ (683)	$ (918,671)		$ 7,215,551	$ (17,375,434)
Net cash used in operating activities				(1,254,982)	(380,757)
Net cash provided by investing activities				$ 147,620	(345,000,000)
Net cash provided by financing activities					346,501,860
As Previously Reported
Condensed Financial Statements, Captions [Line Items]
Net income (loss)			$ (77,024)		(224,785)
Adjustment to reconcile net loss to net cash used in operating activities			32,842		(155,972)
Net cash used in operating activities			(44,182)		(380,757)
Net cash provided by investing activities			(345,000,000)		(345,000,000)
Net cash provided by financing activities			346,503,715		346,501,860
Net change in cash			1,459,533		1,121,103
Restatement Adjustment
Condensed Financial Statements, Captions [Line Items]
Net income (loss)			(5,407,315)		(17,150,649)
Adjustment to reconcile net loss to net cash used in operating activities			5,407,315		17,150,649
Net cash used in operating activities
Net cash provided by investing activities
Net cash provided by financing activities
Net change in cash
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)			(5,484,339)		(17,375,434)
Adjustment to reconcile net loss to net cash used in operating activities			5,440,157		16,994,677
Net cash used in operating activities			(44,182)		(380,757)
Net cash provided by investing activities			(345,000,000)		(345,000,000)
Net cash provided by financing activities			346,503,715		346,501,860
Net change in cash			$ 1,459,533		$ 1,121,103